Fair value measurement, Fair value measures for non-financial assets (Details) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair value measurement [Abstract]
Non-financial assets	$ 4,563,775	$ 3,781,084	$ 4,124,212
Recurring [Member] | Level 3 [Member]
Fair value measurement [Abstract]
Non-financial assets	2,112,521	2,167,826
Recurring [Member] | Vessels [Member] | Level 3 [Member]
Fair value measurement [Abstract]
Non-financial assets	214,938	782,673	$ 1,118,250
Recurring [Member] | Buildings and Facilities [Member] | Level 3 [Member]
Fair value measurement [Abstract]
Non-financial assets	299,660	238,901
Recurring [Member] | Land [Member] | Level 3 [Member]
Fair value measurement [Abstract]
Non-financial assets	$ 1,597,923	$ 1,146,252